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                           PROSPECTUS SUPPLEMENT TO
                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 1998



Amendment to the Prospectus

Effective January 1, 1999, Van Eck Associates Corporation will assume the responsibilities of advising Worldwide Emerging Markets Fund (the "Fund") and Van Eck Global Asset Management (Asia) Limited will no longer act as Investment Adviser to the Fund. Gary Greenberg will continue to serve as Portfolio Manager of the Fund.



                  PROSPECTUS SUPPLEMENT DATED JANUARY 11, 1999